Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(a)(b)	$23,511	$21,742,049
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	20,007	15,752,711
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	18,605	15,256,100
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	14,342	14,485,420
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	10,486	8,981,678
3.75%, 02/15/28 (Call 02/15/24)(b)	11,281	10,424,772
4.00%, 02/15/30 (Call 02/15/25)(b)	10,715	9,559,816
4.88%, 01/15/29 (Call 01/15/24)(b)	7,519	7,098,070
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	9,945	8,589,994
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	9,539	8,158,707
5.00%, 08/15/27 (Call 08/15/24)(a)(b)	12,795	12,043,134
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	4,570	4,686,535
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	20,703	18,141,004
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)	19,277	15,409,552
		170,329,542
Aerospace & Defense — 2.6%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	14,836	13,985,897
7.13%, 06/15/26 (Call 06/15/24)(a)	18,786	18,779,425
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	14,580	14,452,425
7.88%, 04/15/27 (Call 04/15/24)(a)(b)	27,366	27,374,661
8.75%, 11/15/30 (Call 11/15/26)(a)	11,710	11,984,600
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	18,220	17,451,570
5.75%, 10/15/27 (Call 07/15/27)(a)	19,098	18,870,352
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	13,812	11,754,288
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	17,391	18,743,475
9.75%, 11/15/30 (Call 11/15/26)(a)	17,540	18,469,620
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	22,971	20,702,614
4.88%, 05/01/29 (Call 05/01/24)(b)	13,899	12,595,274
5.50%, 11/15/27 (Call 11/15/24)	49,429	47,605,050
6.25%, 03/15/26 (Call 03/15/24)(a)	72,927	72,449,321
6.75%, 08/15/28 (Call 02/15/25)(a)	38,994	39,044,614
6.88%, 12/15/30 (Call 08/18/26)(a)	28,031	28,066,039
7.13%, 12/01/31 (Call 12/01/26)(a)	2,925	2,975,456
7.50%, 03/15/27 (Call 03/15/24)	9,779	9,720,619
Triumph Group Inc.
7.75%, 08/15/25 (Call 02/15/24)(b)	9,667	9,483,327
9.00%, 03/15/28 (Call 03/15/25)(a)(b)	21,704	22,300,860
		436,809,487
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)(b)	9,280	8,997,739
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	18,204	17,581,793
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	16,335	14,462,308
10.50%, 11/01/26 (Call 05/01/24)(a)(b)	8,496	8,504,850
		49,546,690
Airlines — 2.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	22,730	21,224,138
Security	Par (000)	Value

Airlines (continued)
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	$9,659	$9,248,493
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	14,257	14,113,004
8.50%, 05/15/29 (Call 11/15/25)(a)	6,205	6,398,906
11.75%, 07/15/25(a)	40,770	44,619,854
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	43,830	43,172,274
5.75%, 04/20/29(a)	55,694	53,276,707
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	11,394	10,140,290
4.38%, 04/19/28 (Call 01/19/28)(b)	9,533	9,075,416
7.38%, 01/15/26 (Call 12/15/25)	16,495	16,892,942
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	23,117	18,247,546
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 09/20/24)(a)(b)	9,716	7,006,361
8.00%, 09/20/25 (Call 09/20/24)(a)	11,022	7,947,873
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	37,477	35,597,142
4.63%, 04/15/29 (Call 10/15/25)(a)	37,453	33,371,559
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	18,528	13,015,920
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	9,296	7,820,260
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	9,312	7,608,680
		358,777,365
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	17,264	16,272,011
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	11,319	10,668,157
		26,940,168
Auto Manufacturers — 1.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	19,186	16,018,871
4.75%, 10/01/27 (Call 10/01/24)(a)(b)	8,290	7,791,025
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,544	9,199,486
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	21,390	21,390,000
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	13,087	10,434,920
4.35%, 12/08/26 (Call 09/08/26)(b)	6,051	5,723,469
6.10%, 08/19/32 (Call 05/19/32)(b)	9,819	9,544,706
9.63%, 04/22/30 (Call 01/22/30)	3,634	4,163,219
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	7,291	6,931,712
2.70%, 08/10/26 (Call 07/10/26)	6,118	5,547,869
2.90%, 02/16/28 (Call 12/16/27)	5,281	4,613,012
2.90%, 02/10/29 (Call 12/10/28)(b)	5,605	4,754,105
3.38%, 11/13/25 (Call 10/13/25)	7,740	7,291,738
3.63%, 06/17/31 (Call 03/17/31)(b)	8,328	6,908,742
3.82%, 11/02/27 (Call 08/02/27)	6,753	6,135,928
4.00%, 11/13/30 (Call 08/13/30)(b)	10,492	9,028,943
4.06%, 11/01/24 (Call 10/01/24)	4,788	4,720,393
4.13%, 08/04/25	7,670	7,364,385
4.13%, 08/17/27 (Call 06/17/27)	4,849	4,472,466
4.27%, 01/09/27 (Call 11/09/26)	7,135	6,698,409
4.39%, 01/08/26	7,509	7,196,851

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.54%, 08/01/26 (Call 06/01/26)	$6,121	$5,825,540
4.69%, 06/09/25 (Call 04/09/25)(b)	4,356	4,232,620
4.95%, 05/28/27 (Call 04/28/27)	9,418	8,985,860
5.11%, 05/03/29 (Call 02/03/29)(b)	10,454	9,821,324
5.13%, 06/16/25 (Call 05/16/25)	5,810	5,679,469
6.80%, 05/12/28 (Call 04/12/28)(b)	5,050	5,136,691
6.95%, 03/06/26 (Call 02/06/26)	3,081	3,110,683
6.95%, 06/10/26 (Call 05/10/26)	7,551	7,636,588
7.20%, 06/10/30 (Call 04/10/30)(b)	6,496	6,717,492
7.35%, 11/04/27 (Call 10/04/27)(b)	8,219	8,464,027
7.35%, 03/06/30 (Call 01/06/30)(b)	8,173	8,498,098
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	8,626	7,927,553
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	7,441	6,934,077
5.88%, 01/15/28 (Call 01/15/24)(a)(b)	10,267	9,978,087
7.75%, 10/15/25 (Call 10/15/24)(a)	9,808	9,883,325
		274,761,683
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/24)(a)(b)	15,199	14,562,542
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	9,783	9,911,402
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	9,462	9,620,820
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	11,206	9,253,705
6.50%, 04/01/27 (Call 04/01/24)(b)	9,226	8,855,973
6.88%, 07/01/28 (Call 07/01/24)	7,441	6,851,673
Clarios Global LP, 6.75%, 05/15/25
(Call 05/15/24)(a)	8,743	8,764,858
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/24)(a)(b)	16,177	16,068,205
6.75%, 05/15/28 (Call05/15/25)(a)(b)	14,225	14,330,407
8.50%, 05/15/27 (Call 05/15/24)(a)(b)	35,396	35,561,919
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	7,760	6,557,200
5.38%, 11/15/27 (Call 11/15/24)(b)	7,562	7,164,806
5.63%, 06/15/28 (Call 06/15/24)(b)	7,621	7,234,522
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	13,501	12,716,457
5.00%, 05/31/26 (Call 05/31/24)(b)	17,700	17,102,625
5.00%, 07/15/29 (Call 04/15/29)(b)	15,794	14,352,797
5.25%, 04/30/31 (Call 01/30/31)(b)	10,887	9,554,976
5.25%, 07/15/31 (Call 04/15/31)(b)	11,504	9,946,312
5.63%, 04/30/33 (Call 01/30/33)(b)	8,368	7,172,213
9.50%, 05/31/25 (Call 05/31/24)	10,571	10,763,321
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	35,806	29,478,410
ZF North America Capital Inc.
4.75%, 04/29/25(a)	19,681	19,249,559
6.88%, 04/14/28 (Call 03/14/28)(a)	11,478	11,636,847
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	11,474	11,762,284
		308,473,833
Banks — 0.9%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	9,833	9,006,413
7.63%, 05/01/26 (Call 05/01/24)(a)	9,445	9,021,451
12.00%, 10/01/28 (Call 10/01/25)(a)	14,597	15,418,081
12.25%, 10/01/30 (Call 10/01/26)(a)	9,525	10,025,063
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(b)(c)	14,234	10,994,400
5.71%, 01/15/26(a)(b)	27,621	27,025,892
Security	Par (000)	Value

Banks (continued)
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)(c)	$28,116	$24,558,123
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(b)(c)	18,256	17,152,208
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)(c)	22,866	22,472,261
		145,673,892
Building Materials — 1.4%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	24,784	21,252,280
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	10,850	10,058,101
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	13,463	13,244,226
Camelot Return Merger Sub Inc., 8.75%,
08/01/28 (Call 07/22/24)(a)(b)	13,812	13,622,085
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30 (Call 12/15/26)(a)(b)	42,648	42,461,415
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31 (Call 11/15/26)(a)	20,325	20,680,688
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/24)(a)	20,890	19,845,500
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	20,350	16,720,171
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	30,750	26,990,505
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	18,457	17,266,907
5.00%, 02/15/27 (Call 02/15/24)(a)	15,740	15,071,050
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(a)(b)	12,821	12,003,661
7.25%, 01/15/31 (Call 01/15/27)(a)	5,110	5,144,460
		234,361,049
Chemicals — 2.0%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)	15,565	10,758,528
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	7,193	3,830,273
Avient Corp.
5.75%, 05/15/25 (Call 05/15/24)(a)	10,293	10,267,576
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	13,773	13,840,625
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31 (Call 02/15/26)(a)	1,495	1,541,719
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	13,688	11,905,001
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%,06/15/27 (Call 06/15/24)(a)(b)	9,834	9,319,977
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	11,696	9,826,979
5.38%, 05/15/27 (Call 02/15/27)(b)	9,609	9,107,586
5.75%, 11/15/28 (Call 11/15/24)(a)(b)	14,677	13,285,620
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	13,249	12,487,183
5.25%, 12/15/29 (Call 09/15/29)	13,184	12,138,509
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	10,515	8,289,194
5.00%, 05/01/25 (Call 01/31/25)(a)	9,394	9,098,712
5.25%, 06/01/27 (Call 03/03/27)(a)	20,252	18,190,527
8.50%, 11/15/28 (Call 11/15/25)(a)	4,167	4,302,428
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	9,656	8,859,380
5.13%, 09/15/27 (Call 03/15/24)(b)	9,289	8,860,498

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.63%, 08/01/29 (Call 08/01/24)(b)	$12,562	$11,945,677
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	14,553	12,614,540
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	7,355	6,034,778
9.75%, 11/15/28 (Call 06/01/25)(a)(b)	31,898	32,735,322
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	20,816	18,851,802
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	13,068	11,581,515
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	19,964	16,969,400
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	10,069	8,256,580
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	5,843	5,772,592
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/24)(a)(b)	14,405	13,734,879
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	22,169	18,659,672
		333,067,072
Commercial Services — 4.4%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	18,387	16,278,011
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/24)(a)(b)	10,051	9,768,843
Albion Financing 2 Sarl, 8.75%, 04/15/27 (Call 10/15/24)(a)(b)	8,505	8,129,830
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	17,767	13,372,931
6.63%, 07/15/26 (Call 07/15/24)(a)	36,620	35,484,780
9.75%, 07/15/27 (Call 07/15/24)(a)(b)	20,102	18,493,840
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	38,898	33,826,472
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	15,155	13,517,376
6.75%, 02/15/27 (Call 02/15/24)(a)(b)	11,055	10,953,330
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	9,687	8,793,859
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	11,982	10,783,800
5.75%, 07/15/27 (Call 07/15/24)(a)(b)	7,788	7,340,190
8.00%, 02/15/31 (Call 11/15/26)(a)	8,925	8,724,188
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	19,362	17,813,040
3.50%, 06/01/31 (Call 03/01/31)(b)	19,243	16,091,959
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/24)(a)	10,954	10,244,480
5.50%, 07/15/25 (Call 06/18/24)(a)	7,455	7,352,494
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	10,299	9,698,225
6.00%, 06/01/29 (Call 06/01/24)(a)	9,421	7,842,983
7.75%, 02/15/28 (Call 02/15/25)(a)	7,607	7,686,037
9.50%, 11/01/27 (Call 11/01/24)(a)	10,742	10,316,348
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	813	726,619
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	983	857,718
4.50%, 07/01/28 (Call 07/01/24)(a)	1,722	1,613,480
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)(b)	622	553,126
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)	40,970	41,738,188
Security	Par (000)	Value

Commercial Services (continued)
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(a)(b)	$22,312	$21,659,597
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	9,304	8,178,185
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	19,056	14,654,064
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	18,990	16,451,797
5.75%, 11/01/28 (Call 11/01/24)(a)(b)	19,280	14,972,462
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	49,380	45,691,931
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/24)(a)	8,559	8,498,317
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	18,994	17,165,828
5.75%, 04/15/26(a)(b)	25,975	25,616,490
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	24,170	23,157,881
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	16,720	13,960,448
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	10,291	9,287,628
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	15,757	13,220,911
4.00%, 05/15/31 (Call 05/15/26)(b)	14,629	12,489,509
4.63%, 12/15/27 (Call 12/15/23)(b)	10,462	9,917,757
5.13%, 06/01/29 (Call 06/01/24)(b)	14,494	13,838,096
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/24)(a)(b)	14,655	13,391,006
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	14,291	12,083,203
3.88%, 11/15/27 (Call 05/15/24)(b)	14,174	13,263,604
3.88%, 02/15/31 (Call 08/15/25)(b)	20,816	18,106,173
4.00%, 07/15/30 (Call 07/15/25)(b)	14,460	12,887,475
4.88%, 01/15/28 (Call 01/15/24)(b)	30,829	29,634,376
5.25%, 01/15/30 (Call 01/15/25)(b)	14,283	13,629,878
5.50%, 05/15/27 (Call 05/15/24)(b)	6,519	6,422,388
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 02/15/24)(a)	20,309	20,435,206
Williams Scotsman Inc., 7.38%, 10/01/31 (Call 10/01/26)(a)(b)	9,452	9,663,205
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/24)(a)(b)	9,298	8,517,154
		754,796,716
Computers — 1.4%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)	37,387	32,246,287
NCR Atleos Escrow Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	25,699	26,547,067
NCR Corp.
5.00%, 10/01/28 (Call 04/01/24)(a)(b)	12,583	11,455,312
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	22,444	20,544,677
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	8,201	7,187,028
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	10,004	9,678,870
8.25%, 02/01/28 (Call 02/01/24)(a)	10,099	9,846,525
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	9,555	8,533,188
4.75%, 01/01/25	5,661	5,579,895
4.88%, 06/01/27 (Call 03/01/27)(b)	9,603	9,291,863
8.25%, 12/15/29 (Call 05/30/26)(a)(b)	9,574	10,125,155
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	9,580	10,225,219
9.63%, 12/01/32 (Call 12/01/27)(a)	13,691	15,368,298

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/24)(a)	$14,830	$15,616,035
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	3	2,456
4.75%, 02/15/26 (Call 11/15/25)	41,571	40,134,618
		232,382,493
Cosmetics & Personal Care — 0.4%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)(b)	14,477	14,155,095
6.50%, 04/15/26 (Call 04/15/24)(a)	3,032	3,022,161
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)(b)	9,800	9,117,773
6.63%, 07/15/30 (Call 07/16/26)(a)(b)	14,395	14,455,747
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	9,668	8,507,840
5.50%, 06/01/28 (Call 06/01/24)(a)(b)	14,092	13,422,630
		62,681,246
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	7,557	6,541,415
4.00%, 01/15/28 (Call 01/15/24)(a)(b)	13,058	11,985,612
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	23,940	21,097,125
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	10,537	10,700,465
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	14,780	15,335,728
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/15/24)(a)(d)(e)	9,458	373,591
9.00%, 11/15/26 (Call 11/15/24)(a)(b)(d)(e)	13,501	1,302,846
		67,336,782
Diversified Financial Services — 3.9%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(b)(c)	916	884,799
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	9,815	9,496,012
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	9,212	9,547,715
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	19,492	19,126,525
6.70%, 02/14/33 (Call 11/16/32)(b)	9,370	8,720,003
Aretec Escrow Issuer 2 Inc., 10.00%, 08/15/30 (Call 08/15/26)(a)	6,716	6,981,954
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)(b)	4,659	3,933,128
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	7,478	6,945,193
9.25%, 07/01/31 (Call 07/01/26)(a)(b)	7,238	7,480,183
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	18,507	14,885,180
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	14,414	10,589,822
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	7,417	2,595,950
GGAM Finance Ltd.
8.00%, 02/15/27 (Call 08/15/26)(a)	2,660	2,680,154
8.00%, 06/15/28 (Call 12/15/27)(a)	11,387	11,485,260
7.75%, 05/15/26 (Call 11/15/25)(a)	7,749	7,773,101
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)	9,650	9,203,687
Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	$18,681	$15,995,606
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	8,880	6,238,200
6.50%, 11/01/25 (Call 11/01/24)(a)(b)	9,382	8,214,527
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/29 (Call 09/30/25)(a)	9,856	10,044,742
8.38%, 05/01/28 (Call 04/17/25)(a)(b)	9,529	9,769,131
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	7,443	5,991,615
6.50%, 05/01/28 (Call 05/01/24)(a)(b)	18,843	16,393,410
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	11,639	10,019,397
5.50%, 08/15/28 (Call 08/15/24)(a)(b)	15,586	14,402,438
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	11,077	9,705,232
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	11,100	10,762,375
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	9,517	8,419,225
5.00%, 03/15/27 (Call 09/15/26)(b)	13,039	12,142,569
5.50%, 03/15/29 (Call 06/15/28)	13,917	12,166,241
6.75%, 06/25/25(b)	9,376	9,394,291
6.75%, 06/15/26(b)	9,344	9,293,192
9.38%, 07/25/30 (Call 10/25/29)(b)	9,982	10,239,835
11.50%, 03/15/31 (Call 03/15/27)	9,247	9,943,299
NFP Corp.
4.88%, 08/15/28 (Call 08/15/24)(a)(b)	10,675	9,774,025
6.88%, 08/15/28 (Call 08/15/24)(a)	39,260	34,941,400
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	13,569	12,084,144
3.88%, 09/15/28 (Call 09/15/24)	11,430	9,798,013
4.00%, 09/15/30 (Call 09/15/25)(b)	16,555	13,492,325
5.38%, 11/15/29 (Call 05/15/29)(b)	14,505	13,043,005
6.63%, 01/15/28 (Call 07/15/27)(b)	14,222	13,782,682
6.88%, 03/15/25(b)	22,807	22,976,912
7.13%, 03/15/26	30,583	30,850,601
9.00%, 01/15/29 (Call 07/15/25)(b)	17,234	17,745,677
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	12,361	10,651,428
5.38%, 10/15/25 (Call 10/15/24)(a)(b)	12,596	12,237,014
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	9,171	8,054,718
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	7,148	6,486,810
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/24)(a)	22,321	20,172,604
3.63%, 03/01/29 (Call 03/09/24)(a)(b)	14,089	12,323,506
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	23,511	19,755,574
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	15,558	12,563,085
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	9,489	8,583,465
4.20%, 10/29/25 (Call 09/29/25)(b)	9,414	8,947,625
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	14,058	13,148,447
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(a)	14,643	14,205,789
5.50%, 04/15/29 (Call 03/30/24)(a)	13,637	12,202,047
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	9,764	9,211,371
		668,496,258
Electric — 2.8%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	16,618	14,166,845

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	$23,365	$22,021,512
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	12,668	11,436,037
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	15,581	13,777,499
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	26,278	24,696,458
5.25%, 06/01/26 (Call 06/01/24)(a)	7,542	7,395,874
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	18,047	15,125,642
4.75%, 03/15/28 (Call 03/15/24)(a)(b)	15,761	14,767,269
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,115	5,900,975
4.35%, 04/15/29 (Call 01/15/29)(b)	6,828	6,158,856
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(c)	9,175	9,281,346
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(a)(c)(f)	27,713	29,633,636
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(c)	22,460	21,926,575
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	11,528	9,736,452
Series B, 2.25%, 09/01/30 (Call 06/01/30)	8,526	6,929,766
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	27,530	26,199,613
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	9,606	8,866,999
4.25%, 09/15/24 (Call 07/15/24)(a)	218	214,923
4.50%, 09/15/27 (Call 06/15/27)(a)	10,418	9,603,280
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	7,753	6,638,506
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	15,414	12,622,002
3.88%, 02/15/32 (Call 02/15/27)(a)	7,776	6,342,417
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	13,468	12,536,113
5.75%, 01/15/28 (Call 01/15/24)(b)	15,636	15,258,913
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/24)(b)	18,629	17,726,611
5.25%, 07/01/30 (Call 06/15/25)(b)	18,784	17,656,960
Pike Corp., 8.63%, 01/31/31 (Call 01/31/26)(a)	4,080	4,125,900
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	23,154	24,251,268
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	23,703	21,421,586
5.00%, 07/31/27 (Call 07/31/24)(a)(b)	25,054	23,830,380
5.50%, 09/01/26 (Call 03/01/24)(a)(b)	19,083	18,725,194
5.63%, 02/15/27 (Call 02/15/24)(a)(b)	25,229	24,503,666
7.75%, 10/15/31 (Call 10/15/26)(a)	20,586	21,049,185
		484,528,258
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/24)(a)(b)	15,301	13,152,931
4.75%, 06/15/28 (Call 07/01/24)(a)	11,410	10,208,527
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(a)(b)	17,800	17,832,263
7.25%, 06/15/28 (Call 06/15/24)(a)(b)	24,757	25,105,145
		66,298,866
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	37,428	34,017,561
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	18,739	16,818,253
5.00%, 10/01/25(a)(b)	10,392	10,211,182
Security	Par (000)	Value

Electronics (continued)
5.63%, 11/01/24(a)(b)	$3,221	$3,247,573
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	9,168	8,801,948
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	14,386	12,177,605
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	8,710	7,752,738
		93,026,860
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	13,217	11,897,924
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	13,724	12,987,622
		24,885,546
Engineering & Construction — 0.2%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(b)	25,806	26,732,177

Entertainment — 3.3%
AMC Entertainment Holdings Inc., 7.50%,
02/15/29 (Call 02/15/25)(a)(b)	17,774	12,019,667
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	21,990	19,323,712
6.25%, 07/01/25 (Call 07/01/24)(a)	53,387	52,986,597
7.00%, 02/15/30 (Call 02/15/26)(a)	37,876	37,923,345
8.13%, 07/01/27 (Call 07/01/24)(a)(b)	32,754	33,409,080
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/24)(a)	14,491	14,414,812
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)(b)	22,682	21,257,287
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	7,340	6,695,548
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	9,271	8,923,338
5.50%, 05/01/25 (Call 05/01/24)(a)	15,130	15,060,941
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)	13,254	12,306,339
5.50%, 04/01/27 (Call 04/01/24)(a)	11,420	11,019,615
6.75%, 05/01/31(a)(b)	11,425	11,226,091
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	14,644	13,181,064
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	7,962	7,720,576
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)	14,272	13,611,920
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	14,401	13,601,462
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	14,096	14,054,064
6.50%, 02/15/25 (Call 08/15/24)(a)	6,906	6,898,806
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/15/24)(a)(b)	13,308	13,314,987
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	9,299	9,350,860
7.50%, 09/01/31 (Call 09/01/26)(a)(b)	10,285	10,439,275
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	9,646	8,724,807
4.75%, 10/15/27 (Call 10/15/24)(a)(b)	18,082	16,997,080
4.88%, 11/01/24 (Call 05/01/24)(a)	2,784	2,752,680
6.50%, 05/15/27 (Call 05/15/24)(a)	23,051	23,044,085
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 04/15/24)(a)	1,643	1,573,070
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	21,794	20,350,147
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	7,576	7,616,153

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	$14,625	$10,593,619
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	14,351	10,157,817
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	17,307	14,627,876
8.45%, 07/27/30 (Call 05/27/30)(a)	7,046	6,975,687
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	9,540	9,086,850
7.25%, 05/15/31 (Call 05/03/26)(a)(b)	15,134	14,596,419
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/24)(a)	28	28,000
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	15,007	12,402,985
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	10,019	8,760,084
3.88%, 07/15/30 (Call 07/15/25)(a)	10,300	9,007,114
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	14,045	12,668,912
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	11,189	11,139,657
		559,842,428
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/24)(a)(b)	10,319	9,909,350
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	8,359	8,280,676
Covanta Holding Corp.
4.88%, 12/01/29 (Call12/01/24)(a)(b)	14,223	11,828,653
5.00%, 09/01/30 (Call 09/01/25)(b)	6,782	5,516,027
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	14,000	12,542,880
3.75%, 08/01/25 (Call 08/01/24)(a)(b)	13,545	13,064,308
4.00%, 08/01/28 (Call 08/01/24)(a)(b)	14,418	12,825,262
4.25%, 06/01/25 (Call 06/01/24)(a)(b)	9,106	8,881,918
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	10,038	8,855,398
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	14,067	12,754,814
5.13%, 12/15/26 (Call 12/15/23)(a)	8,660	8,389,375
6.75%, 01/15/31 (Call 01/15/27)(a)	5,135	5,179,931
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	13,215	11,714,047
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	19,491	16,311,628
		146,054,267
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/24)(a)	13,859	13,025,168
3.50%, 03/15/29 (Call 09/15/24)(a)(b)	25,234	22,363,632
4.63%, 01/15/27 (Call 01/15/24)(a)(b)	26,046	25,069,275
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	18,294	17,085,676
5.88%, 02/15/28 (Call 08/15/24)(a)	14,424	14,219,083
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	13,815	13,874,819
7.50%, 03/15/26 (Call 03/15/24)(a)(b)	6,407	6,520,564
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/24)(b)	1,223	1,201,597
5.25%, 09/15/27 (Call 03/01/24)(b)	10,303	8,951,626
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	10,448	10,641,724
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	18,873	16,919,644
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	13,032	11,356,736
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	9,616	9,195,300
Security	Par (000)	Value

Food (continued)
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	$18,855	$16,844,350
5.50%, 10/15/27 (Call 10/15/24)(a)	20,459	19,819,656
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	16,757	13,552,224
4.25%, 04/15/31 (Call 04/15/26)	18,405	15,911,583
6.25%, 07/01/33 (Call 04/01/33)	18,453	18,154,246
6.88%, 05/15/34 (Call 02/15/34)	9,095	9,290,582
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	21,272	18,474,111
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	27,174	24,232,417
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	23,746	22,291,591
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	18,030	17,534,175
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	8,565	8,403,336
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	9,307	8,396,868
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	17,275	16,003,981
6.88%, 09/15/28 (Call 09/15/25)(a)	9,148	9,274,974
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	9,827	10,044,624
		398,653,562
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/24)(a)(b)	6,974	6,920,300
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	22,086	20,892,455
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	7,865	7,098,163
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	12,638	10,963,465
		45,874,383
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	16,218	13,539,759

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	12,976	12,681,982
5.75%, 05/20/27 (Call 02/20/27)(b)	10,388	9,920,540
5.88%, 08/20/26 (Call 05/20/26)(b)	12,634	12,312,623
9.38%, 06/01/28 (Call 06/01/25)(a)	9,379	9,623,557
		44,538,702
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	14,670	12,982,950
4.63%, 07/15/28 (Call 07/15/24)(a)(b)	28,955	26,994,240
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	26,393	26,986,842
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/24)(a)(b)	18,213	15,944,330
4.63%, 02/01/28 (Call 02/01/24)(a)	7,356	6,946,953
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	83,256	73,824,660
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	47,206	42,671,529
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/24)(a)(b)	9,637	8,902,289
4.63%, 11/15/27 (Call 11/15/24)(b)	9,295	8,832,574
		224,086,367
Health Care - Services — 4.8%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	10,298	8,645,685
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	12,629	10,561,001
5.00%, 07/15/27 (Call 07/15/24)(a)(b)	9,598	9,034,189

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	$9,741	$8,659,846
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	9,318	8,058,014
4.25%, 05/01/28 (Call 05/01/24)(a)	9,612	8,907,372
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	20,300	14,945,875
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	28,999	22,685,677
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	35,769	31,748,715
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	17,208	14,375,851
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	23,206	12,939,666
6.88%, 04/01/28 (Call 04/01/24)(a)(b)	14,203	6,912,867
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	24,862	14,376,452
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	40,487	38,949,000
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	13,232	12,487,700
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	28,123	22,006,247
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	51,808	43,777,760
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(b)	14,241	13,314,132
4.63%, 04/01/31 (Call 03/30/26)	7,723	6,757,625
4.75%, 02/01/30 (Call 02/01/25)(b)	15,089	13,721,552
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)(b)	13,692	13,897,380
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)	15,090	14,599,575
5.00%, 05/15/27 (Call 05/15/24)(a)	20,986	20,311,720
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	10,393	10,480,821
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 02/15/24)(a)(b)	10,861	9,347,248
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	9,730	6,391,345
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)	14,595	14,113,219
11.00%, 10/15/30 (Call 10/15/26)(a)(b)	20,557	20,595,544
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	9,655	7,386,075
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(a)(b)	9,486	9,236,993
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	12,085	10,476,723
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	13,570	11,330,950
4.38%, 06/15/28 (Call 12/15/23)(a)	15,615	14,452,273
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(a)	7,758	3,568,680
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	26,087	25,146,780
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)(b)	9,011	6,959,225
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/24)(a)(b)	24,029	23,834,966
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(b)	18,893	19,599,356
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	25,862	23,146,490
4.38%, 01/15/30 (Call 12/01/24)(b)	26,212	23,400,459
4.63%, 06/15/28 (Call 06/15/24)(b)	11,316	10,545,098
4.88%, 01/01/26 (Call 03/01/24)	35,672	35,047,740
5.13%, 11/01/27 (Call 11/01/24)(b)	28,252	27,123,333
6.13%, 10/01/28 (Call 10/01/24)(b)	45,080	43,569,234
6.13%, 06/15/30 (Call 06/15/25)(b)	37,493	36,494,981
Security	Par (000)	Value

Health Care - Services (continued)
6.25%, 02/01/27 (Call 02/01/24)(b)	$25,581	$25,459,490
6.75%, 05/15/31 (Call 05/16/26)(a)(b)	25,713	25,655,403
		815,036,327
Holding Companies - Diversified — 0.5%
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 (Call 04/15/24)(a)(b)	17,287	15,781,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	13,635	11,209,709
5.25%, 05/15/27 (Call 11/15/26)	27,544	24,914,925
6.25%, 05/15/26 (Call 05/15/24)(b)	23,561	22,256,731
6.38%, 12/15/25 (Call 12/15/23)(b)	14,605	14,088,957
		88,251,860
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)(b)	6,967	5,837,662
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	8,925	7,536,984
6.25%, 09/15/27 (Call 09/15/24)(a)	11,406	10,747,303
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	9,142	7,908,765
6.75%, 06/01/27 (Call 06/01/24)	9,223	9,230,840
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	11,138	9,826,940
5.25%, 12/15/27 (Call 12/15/23)(a)	9,663	9,078,227
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	8,989	8,292,353
5.75%, 01/15/28 (Call 10/15/27)(a)	8,199	7,953,030
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	9,225	9,091,007
		85,503,111
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	14,713	11,770,400
4.00%, 04/15/29 (Call 04/15/24)(a)	15,189	13,103,225
		24,873,625
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	9,666	8,227,699
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	7,569	6,386,344
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 12/31/23)(a)(b)	8,621	8,184,866
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	10,029	9,264,289
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	9,205	7,835,756
		39,898,954
Housewares — 0.5%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	9,250	9,001,721
5.20%, 04/01/26 (Call 01/01/26)(b)	38,172	36,816,894
6.38%, 09/15/27 (Call 06/15/27)(b)	9,409	9,230,700
6.63%, 09/15/29 (Call 06/15/29)(b)	9,694	9,484,107
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	9,098	7,338,674
4.38%, 02/01/32 (Call 08/01/26)(b)	7,040	5,596,166
4.50%, 10/15/29 (Call 10/15/24)(b)	7,774	6,665,138
		84,133,400

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	$12,333	$10,858,783
6.00%, 08/01/29 (Call 08/01/24)(a)	9,573	8,270,413
7.00%, 11/15/25 (Call 05/15/24)(a)(b)	18,398	18,140,237
10.13%, 08/01/26 (Call 08/01/24)(a)(b)	8,070	8,312,100
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/24)(a)(b)	13,165	12,199,216
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	8,746	7,916,005
6.75%, 10/15/27 (Call 10/15/24)(a)(b)	25,371	24,356,160
6.75%, 04/15/28 (Call 04/15/25)(a)	23,655	23,631,581
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)	9,760	8,714,704
7.00%, 08/15/25 (Call 02/15/24)(a)(b)	9,221	9,179,284
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)(c)	13,875	11,516,250
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/24)(a)(b)	9,119	9,080,327
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	10,342	9,386,916
7.00%, 05/01/26 (Call 05/01/24)(a)(b)	31,169	30,958,890
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(a)	39,632	40,416,385
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)(b)	14,214	14,708,529
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26),
(5-year CMT + 3.315%)(a)(b)(c)	8,506	6,948,339
4.30%, 02/01/61 (Call 02/03/26)(a)	12,422	7,118,883
		261,713,002
Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	17,678	15,401,957
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	9,363	8,032,065
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)(b)	19,715	19,380,255
Gen Digital Inc., 5.00%, 04/15/25 (Call 04/15/24)(a)(b)	14,360	14,231,310
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	14,555	12,782,074
5.25%, 12/01/27 (Call 06/01/24)(a)(b)	11,177	10,829,700
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	9,118	7,466,629
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	9,140	7,953,537
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	9,190	8,566,750
5.00%, 12/15/27 (Call 12/15/23)(a)(b)	8,223	7,842,686
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 02/15/24)(a)	13,009	8,930,548
11.75%, 10/15/28 (Call 10/15/25)(a)	9,795	10,055,470
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	16,985	17,098,917
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	11,436	11,685,823
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(c)(f)	11,792	8,878,492
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(c)(f)	17,289	11,194,627
10.25%, 11/30/24 (Call 05/30/24)(a)(b)	2,406	2,448,105
Security	Par (000)	Value

Internet (continued)
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	$27,737	$25,555,901
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	9,230	9,168,990
7.50%, 05/15/25 (Call 05/15/24)(a)(b)	11,063	11,262,010
7.50%, 09/15/27 (Call 09/15/24)(a)	21,286	21,682,984
8.00%, 11/01/26 (Call 11/01/24)(a)	18,909	19,216,271
		269,665,101
Iron & Steel — 0.6%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	8,195	8,277,758
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/24)(b)	10,393	10,204,783
6.75%, 03/15/26 (Call 03/15/24)(a)	13,458	13,441,177
6.75%, 04/15/30 (Call 04/15/26)(a)(b)	13,760	13,398,800
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	11,223	11,226,367
8.13%, 05/01/27 (Call 05/01/24)(a)	13,150	13,182,875
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	11,447	11,582,075
9.25%, 10/01/28 (Call 10/01/25)(a)	20,334	21,022,306
		102,336,141
Leisure Time — 1.2%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	38,591	41,967,712
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)(b)	17,539	17,188,220
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	9,213	9,213,000
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)	6,032	5,828,420
5.88%, 03/15/26 (Call 12/15/25)(a)	26,749	25,292,608
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	18,495	17,882,353
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	10,979	10,375,155
8.13%, 01/15/29 (Call 01/15/26)(a)	14,795	15,016,925
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	11,212	11,574,055
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	10,458	9,447,496
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/24)(a)	15,219	14,338,550
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	9,703	9,293,533
9.13%, 07/15/31 (Call 07/15/26)(a)(b)	13,350	13,909,922
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)(b)	12,402	11,548,301
		212,876,250
Lodging — 3.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(b)	18,907	17,904,948
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	17,405	15,386,184
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	27,864	23,405,760
3.75%, 05/01/29 (Call 05/01/24)(a)	14,422	12,963,215
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	20,522	18,049,955
4.88%, 01/15/30 (Call 01/15/25)	19,073	17,956,434
5.38%, 05/01/25 (Call 05/01/24)(a)	6,277	6,230,996
5.75%, 05/01/28 (Call 05/01/24)(a)	9,559	9,402,618
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	9,567	7,995,546
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	16,037	14,152,653
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	11,636	11,282,445

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	$8,112	$7,720,083
3.50%, 08/18/26 (Call 06/18/26)(b)	18,934	17,744,708
3.90%, 08/08/29 (Call 05/08/29)(b)	14,024	12,535,352
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 12/06/23)(a)(b)	19,227	18,522,330
5.25%, 04/26/26 (Call 04/26/24)(a)(b)	8,761	8,254,176
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	21,744	18,087,746
5.63%, 07/17/27 (Call 07/17/24)(a)(b)	10,112	9,160,372
5.75%, 07/21/28 (Call 07/21/24)(a)(b)	15,361	13,649,017
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	14,056	12,878,810
5.25%, 06/18/25 (Call 12/18/23)(a)(b)	8,063	7,796,606
5.88%, 05/15/26 (Call 05/15/24)(a)(b)	13,304	12,785,934
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	7,425	7,117,902
4.75%, 10/15/28 (Call 07/15/28)(b)	13,702	12,674,350
5.50%, 04/15/27 (Call 01/15/27)	12,546	12,170,624
5.75%, 06/15/25 (Call 03/15/25)(b)	12,232	12,172,604
6.75%, 05/01/25 (Call 05/01/24)	10,836	10,859,529
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	13,168	11,905,808
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	9,501	8,013,998
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	20,815	16,142,033
6.00%, 07/15/25 (Call 07/15/24)(a)(b)	7,961	7,756,999
6.50%, 01/15/28 (Call 07/15/24)(a)(b)	8,843	7,832,687
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	12,214	10,504,040
6.00%, 04/01/27 (Call 01/01/27)	7,382	7,169,458
6.63%, 07/31/26 (Call 04/30/26)(a)	12,282	12,228,358
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	17,105	16,292,512
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	25,476	25,111,438
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	19,089	16,177,927
5.50%, 01/15/26 (Call 01/15/24)(a)(b)	18,804	17,840,295
5.50%, 10/01/27 (Call 10/01/24)(a)(b)	13,480	12,322,772
5.63%, 08/26/28 (Call 08/26/24)(a)(b)	25,813	22,831,340
		540,990,562
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	27,532	28,074,036
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	9,942	10,611,623
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/24)(a)	12,046	11,904,219
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/24)(a)(b)	7,640	7,258,000
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/24)(a)(b)	29,640	28,158,708
		86,006,586
Manufacturing — 0.2%
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/24)(a)(b)	24,372	21,366,566
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/24)	5,954	5,895,428
		27,261,994
Security	Par (000)	Value

Media — 10.2%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(a)(b)	$22,624	$19,353,701
5.75%, 08/15/29 (Call 08/15/24)(a)	38,476	31,608,565
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	18,859	13,154,153
4.75%, 08/01/25 (Call 02/01/24)(b)	15,751	14,927,656
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/24)(a)	4,001	65,307
6.75%, 03/31/29 (Call 03/31/24)(a)	5,123	84,012
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	56,585	47,296,572
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	37,677	29,388,060
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	49,426	42,295,805
4.50%, 05/01/32 (Call 05/01/26)(b)	55,150	45,291,937
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	33,627	26,908,325
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	52,571	45,974,391
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	21,767	18,229,862
5.00%, 02/01/28 (Call 08/01/24)(a)	42,046	39,310,908
5.13%, 05/01/27 (Call 05/01/24)(a)	49,162	46,776,660
5.38%, 06/01/29 (Call 06/01/24)(a)	26,707	24,770,742
5.50%, 05/01/26 (Call 05/01/24)(a)(b)	9,835	9,615,500
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	23,928	23,039,434
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	18,863	18,826,013
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	18,859	12,872,965
4.13%, 12/01/30 (Call 12/01/25)(a)	20,324	14,482,882
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	27,672	19,478,495
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	42,704	23,509,453
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	8,467	4,674,885
5.38%, 02/01/28 (Call 02/01/24)(a)	19,302	16,352,500
5.50%, 04/15/27 (Call 04/15/24)(a)	25,221	22,294,156
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	41,772	23,609,534
6.50%, 02/01/29 (Call 02/01/24)(a)	33,318	28,153,710
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	18,750	12,820,313
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	18,604	18,575,164
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(a)	68,331	61,412,486
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	50,949	41,092,916
5.75%, 12/01/28 (Call 12/01/27)(a)	46,025	34,251,998
5.88%, 11/15/24	16,519	14,518,549
7.38%, 07/01/28 (Call 07/01/24)(b)	17,856	8,871,873
7.75%, 07/01/26	36,823	22,001,742
5.13%, 06/01/29(b)	26,464	12,068,164
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	65,251	64,761,617
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	24,361	17,357,212
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	15,242	10,845,636
5.88%, 07/15/26 (Call 07/15/24)(a)(b)	12,677	11,900,894
7.00%, 05/15/27 (Call 05/15/24)(a)(b)	14,558	13,229,583
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	9,704	7,399,300
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	13,769	10,517,818
6.38%, 05/01/26 (Call 05/01/24)(b)	15,383	13,095,187
8.38%, 05/01/27 (Call 05/01/24)(b)	19,259	13,481,305
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	15,229	12,817,107
6.75%, 10/15/27 (Call 10/15/24)(a)	21,888	20,607,552

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	$16,894	$15,415,775
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	13,458	12,129,023
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	19,061	16,897,279
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	9,332	8,456,464
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)(b)	18,985	16,742,397
5.63%, 07/15/27 (Call 07/15/24)(a)(b)	33,516	31,695,662
Paramount Global
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(c)	12,008	9,426,280
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(b)(c)	18,775	15,224,648
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/24)(a)(b)	17,284	12,854,975
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	17,745	8,331,278
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)(b)	9,840	8,248,754
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/24)(a)(b)	8,297	6,990,223
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	14,016	9,846,240
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	9,561	7,003,433
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(a)(b)	19,282	17,753,391
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	28,318	22,866,785
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	37,315	33,363,341
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	28,285	23,852,197
5.00%, 08/01/27 (Call 08/01/24)(a)(b)	28,061	26,672,982
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	23,398	21,631,451
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	18,876	17,165,882
4.75%, 03/15/26 (Call 03/15/24)(a)	9,161	8,791,697
5.00%, 09/15/29 (Call 09/15/24)(b)	20,666	18,341,075
Telenet Finance Luxembourg Notes Sarl,
5.50%, 03/01/28 (Call 12/11/23)(a)	18,000	16,534,688
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	19,811	17,374,247
5.13%, 02/15/25 (Call 02/15/24)(a)	26,613	26,290,733
6.63%, 06/01/27 (Call 06/01/24)(a)	28,119	27,712,680
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	17,367	17,036,723
8.00%, 08/15/28 (Call 08/15/25)(a)(b)	9,211	9,291,596
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	23,069	19,464,469
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/24)(a)(b)	7,950	7,224,563
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	9,768	8,536,060
5.13%, 04/15/27 (Call 04/15/24)(a)(b)	11,539	11,179,389
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	16,733	13,972,055
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	16,926	14,471,730
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	26,129	24,495,937
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 (Call 07/15/24)(a)	9,143	8,205,843
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	28,313	23,216,660
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	9,432	7,368,750
Security	Par (000)	Value

Media (continued)
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	$11,750	$11,135,158
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	18,440	15,785,931
		1,732,971,043
Mining — 0.8%
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	9,288	8,165,452
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	28,009	24,383,283
4.50%, 09/15/27 (Call 06/15/27)(a)	11,114	10,452,050
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	13,234	12,707,577
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	15,017	14,510,176
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	10,610	8,562,889
4.63%, 03/01/28 (Call 03/01/24)(a)	9,561	8,449,534
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/24)(a)	14,488	13,292,740
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	14,026	11,800,249
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	30,093	27,267,899
		139,591,849
Office & Business Equipment — 0.2%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	14,442	13,823,883
5.50%, 08/15/28 (Call 07/15/28)(a)	14,268	11,886,361
		25,710,244
Oil & Gas — 6.4%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	11,056	10,347,200
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	7,601	7,748,269
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	7,634	6,979,909
7.00%, 11/01/26 (Call 11/01/24)(a)(b)	11,499	11,295,072
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	9,799	9,825,539
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(a)	15,287	15,624,537
8.75%, 04/01/27 (Call 04/01/24)(a)(b)	8,843	9,060,036
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	11,703	11,511,737
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	12,464	12,603,441
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%,
04/15/25 (Call 04/15/24)(a)(b)	6,817	6,885,170
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)(b)	9,854	9,656,920
5.88%, 02/01/29 (Call 02/05/24)(a)	9,779	9,393,149
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	18,238	18,120,214
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/24)(a)	12,439	12,308,624
7.00%, 06/15/25 (Call 06/15/24)(a)	21,558	21,315,472
8.38%, 01/15/29 (Call 10/15/25)(a)	20,922	21,052,762
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)(b)	7,441	7,065,462
8.38%, 07/01/28 (Call 07/01/25)(a)	25,438	26,069,015
8.63%, 11/01/30 (Call 11/01/26)(a)(b)	19,033	19,715,651
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	25,974	26,873,999
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	9,771	9,285,357
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	9,219	9,150,146

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	$13,037	$12,439,780
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	18,430	15,978,810
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	22,854	21,063,389
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	16,115	16,626,329
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	7,355	7,060,800
5.63%, 10/15/25 (Call 04/15/24)(a)	19,991	19,828,739
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)	9,793	9,682,410
5.75%, 02/15/28 (Call 02/15/24)(a)	7,735	7,159,761
Earthstone Energy Holdings LLC
8.00%, 04/15/27 (Call 04/15/24)(a)	10,249	10,472,384
9.88%, 07/15/31 (Call 07/15/26)(a)(b)	9,589	10,465,315
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)	19,157	18,749,452
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)	11,068	10,185,529
5.38%, 03/30/28 (Call 09/30/27)(a)	10,902	9,490,760
5.88%, 03/30/31 (Call 09/30/30)(a)	10,174	8,591,620
8.50%, 09/30/33(a)(g)	13,725	12,975,260
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 01/15/29 (Call 01/15/26)	5,200	5,145,972
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	11,381	10,678,906
6.00%, 04/15/30 (Call 04/15/25)(a)	9,576	8,900,160
6.00%, 02/01/31 (Call 02/01/26)(a)	11,128	10,296,071
6.25%, 11/01/28 (Call 11/01/24)(a)	11,203	10,894,917
6.25%, 04/15/32 (Call 04/15/27)(a)	9,778	9,020,205
8.38%, 11/01/33 (Call 11/01/28)(a)	11,070	11,402,100
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/24)(a)	13,126	13,011,147
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/24)(b)	6,040	6,062,023
10.13%, 01/15/28 (Call 01/15/24)(b)	13,086	13,298,647
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	11,083	10,725,442
6.50%, 06/30/27 (Call 12/30/26)(a)	10,627	10,018,770
6.75%, 06/30/30 (Call 12/30/29)(a)	9,980	9,056,909
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/24)(b)	13,474	13,213,606
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	9,545	9,568,863
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	11,616	11,101,750
7.13%, 02/01/27 (Call 02/01/24)(a)(b)	5,414	5,481,675
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	13,270	12,966,035
10.50%, 05/15/27 (Call 05/15/24)(a)(b)	9,257	9,334,037
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)(b)	7,461	7,355,054
6.38%, 07/15/28 (Call 07/15/24)	5,423	5,376,905
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	5,868	5,853,330
7.38%, 05/15/27 (Call 05/15/24)(a)	12,690	12,269,580
9.13%, 01/31/30 (Call 05/31/26)(a)	12,010	12,040,025
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/24)(a)(b)	11,025	10,528,875
Security	Par (000)	Value

Oil & Gas (continued)
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 03/01/24)(a)(b)	$13,172	$13,356,737
8.75%, 06/15/31 (Call 06/15/26)(a)(b)	9,296	9,644,600
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	14,777	13,202,017
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	15,078	13,473,324
5.88%, 07/15/27 (Call 07/15/24)(a)(b)	9,772	9,573,892
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	14,723	14,152,827
7.88%, 09/15/30 (Call 09/15/26)(a)	9,627	9,602,740
Permian Resources Operating LLC, 7.00%, 01/15/32 (Call 01/15/27)(a)(b)	9,616	9,627,801
Puma International Financing SA, 5.13%, 10/06/24 (Call 12/11/23)(a)	450	446,606
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	8,990	8,158,425
4.88%, 05/15/25 (Call 02/15/25)(b)	12,744	12,535,508
8.25%, 01/15/29 (Call 01/15/24)(b)	10,939	11,336,195
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	7,232	7,024,080
6.63%, 01/15/27 (Call 01/15/24)(b)	8,016	7,912,248
6.75%, 09/15/26 (Call 09/15/24)(b)	8,013	7,942,431
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	22,135	19,734,736
5.38%, 02/01/29 (Call 02/01/24)(b)	12,896	12,234,887
5.38%, 03/15/30 (Call 03/15/25)(b)	23,147	21,900,798
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	14,962	13,623,606
4.50%, 04/30/30 (Call 04/30/25)(b)	15,416	13,855,284
5.88%, 03/15/28 (Call 03/15/24)	7,143	6,976,241
6.00%, 04/15/27 (Call 04/15/24)(b)	9,420	9,364,705
7.00%, 09/15/28 (Call 09/15/25)(a)	9,534	9,616,508
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	11,148	10,897,170
8.00%, 02/01/27 (Call 02/01/24)(a)	11,143	10,666,971
8.75%, 02/15/30 (Call 02/15/26)(a)	16,926	17,289,903
11.50%, 01/30/27 (Call 07/30/24)(a)	13,732	14,284,319
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	7,686	7,592,327
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	9,974	10,175,159
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	20,277	20,389,266
Vital Energy Inc., 9.75%, 10/15/30 (Call 10/15/26)	9,855	9,860,649
		1,082,710,983
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)(b)	15,080	14,677,866
6.88%, 04/01/27 (Call 04/01/24)(a)	7,840	7,796,645
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	13,711	13,539,613
6.88%, 09/01/27 (Call 09/01/24)(b)	14,089	13,885,670
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	305	308,382
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	30,145	31,130,907
		81,339,083

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	$10,478	$9,011,080
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	19,779	15,724,305
6.00%, 06/15/27 (Call 06/15/24)(a)(b)	10,735	10,412,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/24)(a)	23,274	20,607,963
5.25%, 04/30/25 (Call 04/30/24)(a)	13,383	13,026,880
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	34,014	25,000,290
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	24,303	20,141,111
3.13%, 09/15/31 (Call 06/15/31)(b)	16,099	13,269,118
4.88%, 03/15/26 (Call 12/15/25)(b)	13,871	13,600,559
5.25%, 07/01/25(b)	14,797	14,718,132
6.00%, 06/15/29 (Call 05/15/26)(b)	18,273	18,232,799
6.88%, 03/15/28 (Call 11/15/24)(b)	14,311	14,609,417
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)(b)	9,471	9,240,393
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	9,564	9,188,291
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	20,402	18,235,597
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	9,926	9,367,663
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	7,728	7,389,900
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	13,507	13,152,441
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,604	5,995,939
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	7,376	6,407,162
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	9,265	8,093,255
6.75%, 07/15/26 (Call 07/15/24)(a)	12,856	12,314,977
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	8,713	6,970,400
10.50%, 07/15/27 (Call 07/15/24)(a)(b)	12,912	11,735,459
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)(b)	51,178	50,794,165
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	25,049	22,794,590
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	7,664	6,897,600
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/15/24)(a)(b)	11,534	11,415,200
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	12,921	12,822,459
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc.
4.00%, 10/15/27 (Call 10/15/24)(a)(b)	18,192	16,715,956
4.38%, 10/15/28 (Call 10/15/24)(a)(b)	9,465	8,601,319
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	8,412	7,755,751
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	8,050	7,518,644
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,971	6,914,615
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(a)(b)	14,632	14,467,390
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/24)(b)	11,155	10,283,051
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/24)(a)(b)	19,242	18,443,444
8.50%, 08/15/27 (Call 08/15/24)(a)(b)	13,038	11,848,283
		513,718,548
Security	Par (000)	Value

Pharmaceuticals — 2.7%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	$9,572	$7,513,567
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	11,290	8,994,845
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/24)(a)(b)	11,688	5,762,224
9.25%, 04/01/26 (Call 04/01/24)(a)(b)	14,345	12,778,903
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	29,295	14,920,529
5.00%, 01/30/28 (Call 01/30/24)(a)(b)	7,409	2,738,383
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	7,475	2,608,476
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	13,995	4,968,225
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	7,125	2,493,750
5.50%, 11/01/25 (Call 05/01/24)(a)(b)	32,233	28,083,001
5.75%, 08/15/27 (Call 08/15/24)(a)(b)	9,202	5,002,437
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	18,783	10,510,907
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	14,812	5,276,775
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	17,645	15,862,569
11.00%, 09/30/28(a)(b)	32,784	20,490,000
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	3	1,559
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 03/01/24)(a)	11,233	11,009,254
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	10,880	7,709,568
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	28,444	25,613,822
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	40,146	35,537,572
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	37,648	29,433,350
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	9,479	8,116,394
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	10,946	10,251,531
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(b)	8,514	8,343,720
4.38%, 03/15/26 (Call 12/15/25)(b)	13,580	13,030,910
4.65%, 06/15/30 (Call 03/15/30)(b)	14,428	12,876,990
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	10,973	9,148,739
5.13%, 01/15/28 (Call 01/15/24)(a)(b)	7,539	7,198,112
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	61,159	55,699,336
4.75%, 05/09/27 (Call 02/09/27)(b)	18,843	17,693,355
5.13%, 05/09/29 (Call 02/09/29)(b)	18,423	17,092,196
6.75%, 03/01/28 (Call 12/01/27)(b)	22,936	23,012,836
7.13%, 01/31/25 (Call 10/31/24)(b)	5,820	5,841,825
7.88%, 09/15/29 (Call 06/15/29)(b)	11,302	11,776,446
8.13%, 09/15/31 (Call 06/15/31)	9,954	10,480,035
		467,872,141
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	14,840	13,854,327
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	12,265	11,998,927
5.75%, 01/15/28 (Call 01/15/24)(a)	12,290	11,902,251
7.88%, 05/15/26 (Call 05/15/24)(a)	9,108	9,280,915
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	11,266	10,618,205
4.13%, 03/01/25 (Call 02/01/25)(a)	9,306	9,058,432
4.13%, 12/01/27 (Call 09/01/27)(b)	7,793	7,186,860

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	$9,028	$8,249,762
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	26,290	24,259,886
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/24)(a)	8,636	8,485,444
5.75%, 04/01/25 (Call 04/01/24)	3,303	3,288,236
6.00%, 02/01/29 (Call 02/01/24)(a)	2,753	2,713,274
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	2,931	3,013,244
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	4,201	4,351,564
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	21,214	19,044,868
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	19,139	16,778,009
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	9,190	8,845,375
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	9,978	9,680,656
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	18,500	18,616,735
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	5,741	5,629,625
4.85%, 07/15/26 (Call 04/15/26)(b)	9,538	9,306,117
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	9,365	8,827,209
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	15,026	13,728,280
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	20,762	18,521,433
5.50%, 07/15/28 (Call 04/15/28)(b)	16,167	15,695,695
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	7,539	7,482,458
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	17,157	17,131,265
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	9,370	9,580,825
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	9,676	9,981,436
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 04/01/24)	9,969	9,969,000
7.75%, 02/01/28 (Call 02/01/24)	12,921	12,728,800
8.00%, 01/15/27 (Call 01/15/24)	18,669	18,622,328
8.88%, 04/15/30 (Call 04/15/26)(b)	9,346	9,500,957
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	14,016	12,548,700
5.13%, 06/15/28 (Call 06/15/24)(a)(b)	10,681	10,120,248
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	7,436	6,986,419
5.63%, 02/15/26 (Call 02/15/24)(a)(b)	10,698	10,545,172
ITT Holdings LLC, 6.50%, 08/01/29
(Call 08/01/24)(a)	22,851	19,937,497
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	18,682	17,837,235
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)	28,738	27,195,344
6.75%, 09/15/25 (Call 09/15/24)(a)(b)	23,861	23,085,517
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	34,834	34,947,210
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	10,469	10,287,886
5.75%, 10/01/25 (Call 07/01/25)(b)	10,881	10,717,785
6.00%, 06/01/26 (Call 03/01/26)	9,842	9,809,423
6.38%, 10/01/30 (Call 04/01/30)(b)	11,278	10,989,001
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	7,691	7,364,328
4.95%, 07/15/29 (Call 04/15/29)(a)	10,604	9,773,686
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26 (Call 10/15/24)(a)(b)(h)	12,569	12,474,733
Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)(b)	$14,282	$13,207,575
6.00%, 03/01/27 (Call 03/01/24)(a)	8,316	7,982,311
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	14,094	12,865,285
6.00%, 09/01/31 (Call 09/01/26)(a)	8,907	8,008,080
7.50%, 10/01/25 (Call 10/01/24)(a)	9,116	9,183,658
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	22,568	18,364,710
6.25%, 01/15/30 (Call 10/15/29)(a)(b)	19,144	18,808,023
3.88%, 08/15/29 (Call 02/15/29)(a)	24,271	21,254,362
4.13%, 08/15/31 (Call 02/15/31)(a)	23,153	19,917,368
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)(b)	41,700	41,297,595
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	42,186	41,553,210
9.50%, 02/01/29 (Call 11/01/28)(a)	55,315	57,043,594
9.88%, 02/01/32 (Call 02/01/27)(a)	38,092	39,044,300
		911,082,653
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	12,077	10,431,681
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/18/24)(a)(b)	12,463	11,826,016
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	7,487	7,513,729
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	12,195	10,456,603
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	12,741	10,575,030
5.38%, 08/01/28 (Call 08/01/24)(a)	14,687	13,725,461
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	11,114	8,910,427
4.75%, 02/01/30 (Call 09/01/24)(b)	11,581	8,859,465
5.00%, 03/01/31 (Call 03/01/26)(b)	11,102	8,364,039
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	9,526	6,406,235
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	11,300	8,121,875
		105,190,561
Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	7,647	6,596,683
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(a)(b)	14,657	12,788,232
5.75%, 05/15/26 (Call 05/15/24)(a)(b)	17,885	17,020,707
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	8,452	6,034,052
4.75%, 02/15/28 (Call 08/15/27)(b)	9,680	7,056,720
9.75%, 06/15/25 (Call 06/15/24)	9,524	9,452,570
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	18,771	16,987,755
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	7,641	7,526,385
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	20,117	17,401,205
4.88%, 09/15/27 (Call 09/15/24)(a)(b)	19,017	17,957,065
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	19,541	17,809,961
5.00%, 07/15/28 (Call 07/15/24)(a)(b)	9,318	8,695,407
5.25%, 03/15/28 (Call 12/27/23)(a)	15,603	14,783,842
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	23,544	21,523,355
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	10,937	9,895,469

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
7.00%, 02/15/29 (Call 08/15/25)(a)(b)	$18,412	$18,494,471
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	14,091	12,242,574
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	12,338	11,381,805
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	12,379	10,723,309
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	23,619	14,525,685
4.63%, 08/01/29 (Call 08/01/24)(b)	17,111	12,191,588
5.00%, 10/15/27 (Call 09/07/24)(b)	26,788	21,298,849
5.25%, 08/01/26 (Call 08/01/24)(b)	8,641	7,517,670
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	6,664	3,523,590
4.50%, 02/01/25 (Call 11/01/24)(b)	13,690	12,147,274
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	13,984	12,431,217
5.88%, 10/01/28 (Call 10/01/24)(a)	13,683	12,939,557
7.50%, 06/01/25 (Call 06/01/24)(a)	11,617	11,658,705
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	11,296	10,200,175
4.75%, 10/15/27 (Call 10/15/24)(b)	13,062	12,382,776
7.25%, 07/15/28 (Call 07/15/25)(a)	7,898	8,059,751
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)	9,815	9,172,670
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	9,136	7,887,166
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	27,472	23,863,553
3.88%, 02/15/27 (Call 02/15/24)(b)	28,028	26,296,346
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	8,317	6,628,909
4.35%, 10/01/24 (Call 09/01/24)	1,048	1,045,956
4.38%, 02/15/30 (Call 08/15/29)(b)	7,655	5,616,474
4.75%, 10/01/26 (Call 08/01/26)	8,892	8,086,385
4.95%, 02/15/27 (Call 08/15/26)(b)	7,777	6,797,487
4.95%, 10/01/29 (Call 07/01/29)(b)	8,059	6,245,725
5.50%, 12/15/27 (Call 09/15/27)	9,872	8,798,420
7.50%, 09/15/25 (Call 06/15/25)	15,896	15,957,200
8.63%, 11/15/31 (Call 11/15/26)(a)	10,554	10,817,850
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	7,574	6,989,382
3.75%, 12/31/24 (Call 09/30/24)(a)	4,572	4,431,945
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	9,790	9,017,765
4.75%, 03/15/25 (Call 09/15/24)(b)	9,221	9,043,120
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	13,057	8,454,408
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	10,505	8,696,388
6.50%, 02/15/29 (Call 02/15/24)(a)	20,647	13,760,201
10.50%, 02/15/28 (Call 09/15/25)(a)(b)	49,453	48,541,210
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	9,490	8,505,413
6.38%, 08/15/25 (Call 08/15/24)(a)	8,879	8,779,111
		646,681,488
Security	Par (000)	Value

Retail — 4.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	$13,492	$11,970,882
3.88%, 01/15/28 (Call 09/15/24)(a)	29,695	27,334,247
4.00%, 10/15/30 (Call 10/15/25)(a)	54,629	46,946,797
4.38%, 01/15/28 (Call 11/15/24)(a)	14,264	13,218,199
5.75%, 04/15/25 (Call 04/15/24)(a)(b)	6,492	6,461,975
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)	7,896	7,276,433
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	15,014	13,525,362
4.75%, 03/01/30 (Call 03/01/25)(b)	7,952	7,129,803
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	11,530	10,041,909
Bath & Body Works Inc.
5.25%, 02/01/28(b)	9,567	9,177,786
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	18,836	18,647,640
7.50%, 06/15/29 (Call 06/15/24)(b)	9,239	9,463,231
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)(b)	11,622	11,607,472
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)	16,635	17,300,400
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)	12,603	12,035,865
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	15,447	14,220,663
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	18,369	16,284,769
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	23,745	20,034,844
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/24)(a)	9,230	8,385,697
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	11,004	10,271,684
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	13,950	11,473,875
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	14,084	11,126,360
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/24)(a)(b)	10,814	10,504,449
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	9,373	6,857,287
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	15,402	12,920,738
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(a)(b)	18,724	16,289,880
8.25%, 08/01/31 (Call 08/01/26)(a)(b)	9,551	9,625,617
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	15,087	13,196,410
4.38%, 01/15/31 (Call 10/15/25)(a)	9,951	8,575,075
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	7,770	7,251,191
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	9,424	8,857,618
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	7,846	7,120,245
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	8,267	7,419,633
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/24)(a)(b)	15,809	11,540,570
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	24,331	13,807,842
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	9,610	8,156,487
4.75%, 09/15/29 (Call 09/15/24)	9,344	8,648,620
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)(b)	20,982	19,618,170
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	7,961	6,267,775
4.38%, 04/01/30 (Call 01/01/30)(b)	9,312	7,766,674

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/24)(b)	$8,845	$8,510,917
3.75%, 06/15/29 (Call 06/15/24)(b)	9,911	8,607,604
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	21,826	19,871,837
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	22,197	20,920,672
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	9,649	6,513,075
4.45%, 02/15/25 (Call 11/15/24)	11,058	10,259,712
4.75%, 02/15/27 (Call 11/15/26)(b)	11,347	8,680,455
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	12,119	10,687,383
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	9,623	8,086,207
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	12,178	11,137,329
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	15,875	13,882,121
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	8,745	7,761,187
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	37,250	32,966,250
10.75%, 04/15/27 (Call 04/15/24)(a)(b)	18,379	11,819,994
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	12,239	10,831,515
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	19,567	16,803,161
4.63%, 01/31/32 (Call 10/01/26)(b)	20,621	18,558,900
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	15,191	14,131,311
5.38%, 04/01/32 (Call 04/01/27)(b)	18,758	17,701,413
		756,091,217
Semiconductors — 0.3%
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	30,144	28,486,080
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	16,423	15,867,860
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	7,249	6,337,801
4.38%, 04/15/28 (Call 04/15/24)(a)(b)	7,423	6,884,832
		57,576,573
Software — 2.5%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	14,966	14,930,980
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)(b)	14,164	14,540,231
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	16,821	15,112,708
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	17,926	15,989,992
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)(b)	73,953	68,129,201
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	72,444	65,154,257
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)(b)	16,779	15,426,391
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	7,702	7,554,579
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	44,315	38,367,559
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	17,045	15,542,483
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	16,481	14,420,198
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	16,360	14,434,428
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	12,322	10,534,109
Security	Par (000)	Value

Software (continued)
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	$5,846	$5,685,235
4.00%, 02/15/28 (Call 02/15/24)(a)	9,569	8,812,018
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	5,976	2,480,040
5.38%, 12/01/28 (Call 12/01/23)(a)	5,048	1,504,935
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	18,722	16,077,518
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)(b)	37,461	36,224,896
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	9,473	8,387,394
3.88%, 03/15/31 (Call 03/15/26)(b)	9,717	8,380,913
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 03/01/24)(a)(b)	32,794	25,292,372
		422,982,437
Telecommunications — 4.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	20,586	8,305,833
10.50%, 05/15/27 (Call 05/15/24)(a)	28,926	15,149,992
Altice France SA
5.50%, 01/15/28 (Call 09/15/24)(a)	20,298	15,532,030
5.50%, 10/15/29 (Call 10/15/24)(a)	37,698	27,092,045
8.13%, 02/01/27 (Call 08/01/24)(a)	32,996	28,335,315
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/24)(a)	8,893	6,433,376
5.13%, 07/15/29 (Call 04/15/24)(a)	46,646	33,348,625
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26),
(5-year CMT + 2.985%)(a)(b)(c)	9,060	8,201,265
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)(c)	8,711	7,250,430
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/24)(a)	23,144	21,049,468
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	23,319	14,632,673
6.00%, 03/01/26 (Call 03/01/24)(a)(b)	28,278	24,439,261
7.13%, 07/01/28 (Call 07/01/24)(a)(b)	11,032	5,309,260
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	17,188	8,551,030
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)(b)	12,313	5,233,025
6.00%, 06/15/25 (Call 12/15/23)(a)(b)	24,800	19,468,000
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/24)(a)	39,273	37,812,044
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(a)(b)	7,332	5,766,312
6.50%, 10/01/28 (Call 10/01/24)(a)(b)	13,943	11,502,975
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	28,924	25,959,290
5.88%, 10/15/27 (Call 10/15/24)(a)	22,201	20,813,437
5.88%, 11/01/29 (Call 11/01/24)(b)	13,945	11,152,079
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	18,968	15,183,763
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	18,555	15,652,070
8.63%, 03/15/31 (Call 03/15/26)(a)	13,942	13,697,318
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	22,841	22,755,346
Hughes Satellite Systems Corp.
5.25%, 08/01/26	14,219	12,114,588
6.63%, 08/01/26(b)	14,420	11,325,468
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/24)(a)	22,085	21,468,608
7.00%, 10/15/28 (Call 10/15/24)(a)	17,270	16,549,789

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	$55,577	$51,519,323
Level 3 Financing Inc.
3.40%, 03/01/27	8,793	8,309,385
3.63%, 01/15/29	10,393	5,014,623
3.75%, 07/15/29	11,994	5,577,210
3.88%, 11/15/29	9,277	8,859,535
4.25%, 07/01/28	15,456	8,655,360
4.63%, 09/15/27	12,864	7,847,040
10.50%, 05/15/30	11,847	10,988,093
11.00%, 11/15/29(a)	21,279	21,279,472
Lumen Technologies Inc.
4.00%, 02/15/27	15,900	8,417,063
4.50%, 01/15/29 (Call 01/15/24)(a)	5,172	1,168,872
5.13%, 12/15/26	5,205	2,315,080
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(c)	13,964	12,794,515
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(a)(b)	13,559	9,704,936
ViaSat Inc.
5.63%, 09/15/25 (Call 03/15/24)(a)	12,617	12,079,200
5.63%, 04/15/27 (Call 04/15/24)(a)	11,606	10,750,058
6.50%, 07/15/28 (Call 06/17/24)(a)(b)	7,401	5,683,141
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)(b)	24,923	20,904,166
4.75%, 07/15/31 (Call 07/15/26)(a)	25,870	22,091,428
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(b)(c)	7,148	6,497,316
4.13%, 06/04/81 (Call 04/04/31),
(5-year CMT + 2.767%)(b)(c)	17,250	13,804,313
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(c)	37,090	37,522,098
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/24)(a)(b)	25,164	20,742,182
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/24)(a)(b)	27,904	21,293,459
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	19,437	12,989,148
		836,891,731
Transportation — 0.0%
XPO Inc., 7.13%, 06/01/31 (Call 06/01/26)(a)(b)	7,690	7,747,675

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(c)	8,487	8,485,303
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30 (Call 12/01/26)(a)	4,685	4,755,275
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	18,850	17,695,437
6.50%, 10/01/25 (Call 04/01/24)(a)	11,451	11,365,117
Security	Par (000)	Value

Trucking & Leasing (continued)
9.75%, 08/01/27 (Call 08/01/24)(a)(b)	$7,058	$7,331,498
		49,632,630

Total Corporate Bonds & Notes — 98.2%
(Cost: $17,984,481,728)		16,728,833,220

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00%Cash + 12.00% PIK), 18.00%, 08/02/27(i)	2,739	2,478,826

Total Fixed Rate Loan Interests — 0.0%
(Cost: $2,682,506)		2,478,826

Total Long-Term Investments — 98.2%
(Cost: $17,987,164,234)		16,731,312,046

	Shares

Short-Term Securities

Money Market Funds — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(j)(k)(l)	2,668,941,887	2,670,276,358
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(j)(k)	35,600,000	35,600,000

Total Short-Term Securities — 15.9%
(Cost: $2,704,406,901)		2,705,876,358

Total Investments — 114.1%
(Cost: $20,691,571,135)		19,437,188,404

Liabilities in Excess of Other Assets — (14.1)%		(2,407,614,103)

Net Assets — 100.0%		$17,029,574,301

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Perpetual security with no stated maturity date.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,768,669,414	$—	$(98,149,211	)(a)	$458,919	$(702,764)	$2,670,276,358	2,668,941,887	$14,758,456	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	93,650,000	—	(58,050,000	)(a)	—	—	35,600,000	35,600,000	2,446,436		—
					$458,919	$(702,764)	$2,705,876,358		$17,204,892		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,728,833,220	$—	$16,728,833,220
Fixed Rate Loan Interests	—	2,478,826	—	2,478,826
Short-Term Securities
Money Market Funds	2,705,876,358	—	—	2,705,876,358
	$2,705,876,358	$16,731,312,046	$—	$19,437,188,404

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate